CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Aug. 05, 2022	Dec. 31, 2021	Aug. 10, 2021	Mar. 04, 2021	Dec. 31, 2020
Common stock subject to redemption, price per share			$ 10.15			$ 10.15
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000			1,000,000
Preferred stock, shares issued	0		0			0
Preferred stock, shares outstanding	0		0			0
Common stock, shares authorized	50,000,000		50,000,000			50,000,000
Common stock, par value	$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares issued		6,255,848
Common stock, shares outstanding		6,255,848		3,162,500	2,875,000
Common stock not subject to possible redemption
Common stock, shares issued	3,162,500		3,162,500			3,162,500
Common stock, shares outstanding	3,162,500		3,162,500			3,162,500
Common stock subject to possible redemption
Common stock subject to redemption, par value	$ 0.0001		$ 0.0001			$ 0.0001
Common stock subject to redemption, units sold in the IPO	3,093,348	6,255,848	12,650,000			0
Common stock subject to redemption, price per share	$ 10.25		$ 10.15